North Square Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.0%
	COMMUNICATION SERVICES - 13.3%
906	Activision Blizzard, Inc.*	$75,669
175	Alphabet Inc. - Class A*	285,168
282	Alphabet Inc. - Class C*	460,839
173	Charter Communications, Inc. - Class A*	106,500
2,652	Facebook, Inc. - Class A*	777,566
369	Netflix Inc.*	195,408
2,175	Pinterest, Inc. - Class A*	80,018
		1,981,168
	CONSUMER DISCRETIONARY - 12.3%
1,050	Alibaba Group Holding Ltd. - ADR*[1]	301,381
306	Amazon.com, Inc.*	1,055,994
2,732	Ross Stores, Inc.	248,831
1,906	VF Corp.	125,319
1,799	YETI Holdings, Inc.*	92,433
		1,823,958
	CONSUMER STAPLES - 3.2%
1,080	Costco Wholesale Corp.	375,473
1,566	Unilever PLC - ADR[1]	93,302
		468,775
	FINANCIALS - 2.3%
2,344	Intercontinental Exchange, Inc.	249,003
768	Marsh & McLennan Cos, Inc.	88,251
		337,254
	HEALTH CARE - 12.7%
1,293	Abbott Laboratories	141,545
807	Alexion Pharmaceuticals, Inc.*	92,175
2,335	Bristol-Myers Squibb Co.	145,237
1,406	Danaher Corp.	290,297
1,080	Edwards Lifesciences Corp.*	92,707
1,620	Eli Lilly and Co.	240,392
520	Incyte Corp.*	50,102
546	Inspire Medical Systems, Inc.*	65,220
661	LHC Group, Inc.*	137,779
1,404	NeoGenomics, Inc.*	54,686
750	Stryker Corp.	148,620
1,026	UnitedHealth Group Inc.	320,676
409	Vertex Pharmaceuticals Inc.*	114,160
		1,893,596
	INDUSTRIALS - 4.1%
333	Roper Technologies, Inc.	142,254
312	TransDigm Group, Inc.*	155,897
944	Verisk Analytics, Inc.	176,217
1,345	Waste Connections, Inc.[1]	134,540
		608,908

		INFORMATION TECHNOLOGY - 45.4%
512		Adobe Inc.*	262,856
1,114		ANSYS, Inc.*	377,657
14,628		Apple Inc.*	1,887,597
302		Broadcom Inc.	104,839
1,241		EPAM Systems, Inc.*	405,931
866		Fidelity National Information Services, Inc.	130,636
1,002		Five9, Inc.*	127,695
992		Fortinet, Inc.*	130,949
384		Intuit, Inc.*	132,630
550		KLA Corp.	112,827
884		Mastercard Inc. - Class A	316,640
5,578		Microsoft Corp.	1,258,006
514		NVIDIA Corp.*	274,980
1,163		PayPal Holdings, Inc.*	237,415
1,374		Qualcomm Inc.	163,643
1,114		salesforce.com, Inc.*	303,732
273		ServiceNow, Inc.*	131,592
1,819		Visa Inc. - Class A	385,610
			6,745,235
		MATERIALS - 1.7%
1,269		Ecolab Inc.	250,095

		TOTAL COMMON STOCKS
		(Cost $7,316,328)	14,108,989

		REAL ESTATE INVESTMENT TRUST (REIT) - 1.0%
198		Equinix, Inc.	156,376
		TOTAL REIT
		(Cost $105,181)	156,376

		SHORT-TERM INVESTMENT - 4.0%
598,857		First American Treasury Obligations Fund - Class X, 0.07%[2]	598,857
		TOTAL SHORT-TERM INVESTMENT
		(Cost $598,857)	598,857

		TOTAL INVESTMENTS - 100.0%
		(Cost $8,020,366)	14,864,222
		Liabilities in Excess of Other Assets - (0.0)%	(4,845)
		TOTAL NET ASSETS - 100.0%	$14,859,377

		ADR - American Depositary Receipt
		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

		The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:
		Cost of investments	$8,020,366
		Gross unrealized appreciation	6,868,866
		Gross unrealized depreciation	(25,010)
		Net unrealized appreciation on investments	$6,843,856

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
		reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
		refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Disciplined Growth Fund
SUMMARY OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	45.4%
Communication Services	13.3%
Health Care	12.7%
Consumer Discretionary	12.3%
Industrials	4.1%
Consumer Staples	3.2%
Financials	2.3%
Materials	1.7%
Total Common Stocks	95.0%
REIT	1.0%
Short-Term Investment	4.0%
Total Investments	100.0%
Labilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

North Square Oak Ridge Disciplined Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$14,108,989	$-	$-	$14,108,989
REIT	156,376	-	-	156,376
Short-Term Investment	598,857	-	-	598,857
Total Investments	$14,864,222	$-	$-	$14,864,222

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.